Consolidated Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Consolidated Condensed Statements Of Operations
REVENUES	$ 127,737	$ 35,208	$ 147,069	$ 53,461
COST OF GOODS SOLD	91,932	11,852	53,384	23,222
GROSS PROFIT	35,805	23,356	93,685	30,239
OPERATING EXPENSES
Depreciation	21,680	5,252	32,356	13,009
General and administrative	114,727	29,044	167,661	79,407
Professional fees	40,480	19,543	88,759	24,015
Salaries and wages	13,312	7,739	44,925	14,802
Stock based compensation	242,000
Total Operating Expenses	432,199	61,578	333,701	131,233
LOSS FROM OPERATIONS	(396,394)	(38,222)	(240,016)	(100,994)
OTHER INCOME (EXPENSES)
Interest Income	49		24
Interest Expense	(263)		(40,810)
Loss on debt settlement	(266,250)
Other Income	1,343
Advances forgiven				7,443
Total Other Income (Expenses)	(265,121)		(40,786)	7,443
LOSS BEFORE INCOME TAXES	(661,515)	(38,222)	(280,802)	(93,551)
Provision for income taxes
NET LOSS	$ (661,515)	$ (38,222)	$ (280,802)	$ (93,551)
Basic and Diluted Income per Common Share (in dollars per share)	$ (0.09)	$ (0.01)	$ (0.05)	$ (0.02)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	7,134,347	5,520,000	5,850,821	5,503,068